Schedule of Investments (unaudited) May 31, 2019	BlackRock Virginia Municipal Bond Trust (BHV) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 126.2%

Virginia — 114.2%

Corporate — 0.8%
Virginia Small Business Financing Authority, RB, Covanta Project, AMT, 5.00%, 01/01/48(a)(c)	$200	$208,668

County/City/Special District/School District — 31.8%
Ballston Quarter Community Development Authority, Tax Allocation Bonds, Series A, 5.38%, 03/01/36	250	265,828
Cherry Hill Virginia Community Development Authority, Special Assessment Bonds, Potomac Shores Project, 5.40%, 03/01/45(a)	250	260,870
City of Norfolk Virginia, GO:
Capital Improvement, 5.00%, 08/01/41	500	608,320
Refunding, 5.00%, 08/01/23(b)	465	530,970
Refunding, 5.00%, 08/01/23(b)	35	40,041
City of Portsmouth Virginia, GO, Refunding Series D(b):
5.00%, 07/15/20	485	504,002
5.00%, 07/15/20	15	15,596
City of Suffolk Virginia, GO, Refunding, 5.00%, 06/01/21(b)	1,000	1,070,470
County of Fairfax Virginia EDA, RB:
Metrorail Parking System Projects, 5.00%, 04/01/36	775	927,187
Silverline Phase I Project, 5.00%, 04/01/20(b)	1,000	1,029,160
County of Fairfax Virginia Redevelopment & Housing Authority, Refunding RB, Fairfax Redevelopment & Housing, 5.00%, 10/01/39	1,500	1,515,930
Dulles Town Center Community Development Authority, Refunding, Special Assessment, Dulles Town Center Project, 4.25%, 03/01/26	500	505,390
Lower Magnolia Green Community Development Authority, Special Assessment Bonds, 5.00%, 03/01/35(a)	245	251,870
Mosaic District Community Development Authority, Special Assessment, Series A, 6.88%, 03/01/36	250	265,515

		7,791,149

Security	Par (000)	Value

Education — 19.7%
County of Montgomery Virginia EDA, Refunding RB, Virginia Tech Foundation, Series A, 5.00%, 06/01/20(b)	$355	$367,578
Virginia College Building Authority, RB, Green Bond, Marymount University Project, Series B, 5.00%, 07/01/45(a)	100	105,564
Virginia College Building Authority, Refunding RB:
Liberty University Projects, 5.00%, 03/01/41	1,000	1,023,740
Marymount University Project, Series A, 5.00%, 07/01/45(a)	400	422,256
Washington & Lee University Project (NPFGC), 5.25%, 01/01/26	500	580,675
Washington & Lee University Project (NPFGC), 5.25%, 01/01/31	1,000	1,285,250
Virginia Small Business Financing Authority, RB, Roanoke College, 5.75%, 04/01/41	500	515,880
Virginia Small Business Financing Authority, Refunding RB, 4.00%, 10/01/38	500	520,930

		4,821,873

Health — 30.7%
City of Danville Virginia IDA, Refunding RB, Danville Regional Medical Center (AMBAC), 5.25%, 10/01/28(d)	1,000	1,128,970
County of Fairfax Virginia EDA, Refunding RB, Vinson Hall LLC, Series A, 5.00%, 12/01/42	500	539,980
County of Fairfax Virginia IDA, RB, Series A, 5.00%, 05/15/44	450	500,945
County of Hanover Virginia EDA, Refunding RB, Covenant Woods, Series A, 5.00%, 07/01/42	500	517,390
County of Henrico Virginia EDA, Refunding RB, United Methodist Homes, 4.25%, 06/01/26	145	150,317
County of Prince William Virginia IDA, Refunding RB, Novant Health Obligation Group, Series B, 4.00%, 11/01/46	500	516,945
Lexington Industrial Development Authority, RB, Series A, 5.00%, 01/01/42	690	743,737

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Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Virginia Municipal Bond Trust (BHV) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
Norfolk Redevelopment & Housing Authority, RB, Fort Norfolk Retirement Community, Inc. - Harbor’s Edge Project, Series B, 4.00%, 01/01/25	$200	$200,142
Roanoke Virginia EDA, Refunding RB:
Carilion Clinic Obligation Group, 5.00%, 07/01/30	795	864,475
Carilion Health System (AGM), 5.00%, 07/01/20(b)	5	5,186
Carilion Health System, Series B (AGM), 5.00%, 07/01/38	495	509,256
Virginia Beach Development Authority, Refunding RB, Westminster-Canterbury on Chesapeake Bay, 4.00%, 09/01/48	250	264,303
Winchester Virginia EDA, Refunding RB, Valley Health System Obligation:
5.00%, 01/01/44	1,000	1,130,230
Series A, 5.00%, 01/01/44	400	436,704

		7,508,580

Housing — 11.6%
Virginia HDA, RB, M/F Housing:
Rental Housing, Series A, 5.25%, 05/01/41	750	783,442
Rental Housing, Series B, 5.63%, 06/01/39	1,000	1,000,000
Rental Housing, Series B, 4.00%, 06/01/53	500	525,150
Rental Housing, Series F, 5.25%, 10/01/38	250	278,895
Series E, 2.50%, 12/01/22	250	251,025

		2,838,512

State — 1.7%
Virginia Public School Authority, RB, School Financing, 1997 Resolution, Series B, 4.00%, 08/01/21(b)	405	426,862

Tobacco — 3.7%
Tobacco Settlement Financing Corp., Refunding RB, Senior:
Convertible, Series B2, 5.20%, 06/01/46	500	501,495
Series B-1, 5.00%, 06/01/47	410	404,026

		905,521

Transportation — 7.6%
Richmond Metropolitan Authority, Refunding RB, (NPFGC), 5.25%, 07/15/22	410	430,348
Virginia Port Authority, RB, 5.00%, 07/01/20(b)	500	519,190

Security	Par (000)	Value

Transportation (continued)
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT, 6.00%, 01/01/37	$820	$907,502

		1,857,040

Utilities — 6.6%
County of Fairfax Virginia Water Authority, Refunding RB, 5.00%, 04/01/44	300	358,683
County of Henrico Virginia Water & Sewer Revenue, Refunding RB, 5.00%, 05/01/42	1,065	1,249,128

		1,607,811

Total Municipal Bonds in Virginia		27,966,016

District of Columbia — 7.2%

Transportation — 7.2%
Metropolitan Washington Airports Authority, Refunding RB:
Dulles Toll Road, 1st Senior Lien, Series A, 5.00%, 10/01/39	290	292,784
Dulles Toll Road, 1st Senior Lien, Series A, 5.25%, 10/01/44	460	464,393
Series B, 5.00%, 10/01/29	1,000	1,011,180

Total Municipal Bonds in District of Columbia		1,768,357

Puerto Rico — 4.8%

State — 2.7%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
Series A-1, 4.50%, 07/01/34	2	2,050
Series A-1, 4.75%, 07/01/53	88	84,893
Series A-1, 5.00%, 07/01/58	468	465,215
Series A-2, 5.00%, 07/01/58	108	103,275

		655,433

Tobacco — 0.6%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 05/15/43	140	141,446

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Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Virginia Municipal Bond Trust (BHV) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities — 1.5%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
5.00%, 07/01/33	$200	$198,500
5.13%, 07/01/37	55	54,588
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 07/01/38	130	130,000

		383,088

Total Municipal Bonds in Puerto Rico		1,179,967

Total Municipal Bonds — 126.2% (Cost — $29,214,320)		30,914,340

Municipal Bonds Transferred to Tender Option Bond Trusts(e)

Virginia — 34.9%

Health — 4.2%
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	1,000	1,029,865

Transportation — 30.7%
County of Fairfax Virginia EDA, RB, Metrorail Parking System Project, 5.00%, 04/01/47(f)	2,000	2,360,370
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.00%, 07/01/48	4,308	5,152,953

		7,513,323

Security	Par (000)	Value
Washington — 7.3%

Transportation — 7.3%
Washington Metropolitan Area Transit Authority, RB, Series B, 5.00%, 07/01/42	$1,503	$1,783,868

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 42.2% (Cost — $9,853,360)		10,327,056

Total Long-Term Investments — 168.4% (Cost — $39,067,680)		41,241,396

Total Investments — 168.4% (Cost — $39,067,680)		41,241,396

Other Assets Less Liabilities — 0.9%		216,371

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (22.2)%		(5,426,323)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (47.1)%		(11,540,453)

Net Assets Applicable to Common Shares — 100.0%		$24,490,991

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(f)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expires on October 01, 2024, is $1,051,389.

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Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Virginia Municipal Bond Trust (BHV)

During the period ended May 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 8/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class*	13,073	(13,073)	—	$—	$4,546	$129	$—

*	No longer held by the fund as of period end.
(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

AMT — Alternative Minimum Tax (subject to)

EDA — Economic Development Authority

GO — General Obligation Bonds

HDA — Housing Development Authority

IDA — Industrial Development Authority

M/F — Multi-Family

NPFGC — National Public Finance Guarantee Corp.

RB — Revenue Bonds

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	5	09/19/19	$634	$(4,200)
Long U.S. Treasury Bond	7	09/19/19	1,076	(11,202)
5-Year U.S. Treasury Note	1	09/30/19	117	(478)

				$(15,880)

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Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Virginia Municipal Bond Trust (BHV)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$41,241,396	$—	$41,241,396

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(15,880)	$—	$—	$(15,880)

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(5,396,436)	$—	$(5,396,436)
VRDP Shares at Liquidation Value	—	(11,600,000)	—	(11,600,000)

	$—	$(16,996,436)	$—	$(16,996,436)

.

5